Income taxes - Difference of Effective Tax Rate From the Statutory Federal Income Tax Rate (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Difference of effective tax rate from the statutory federal income tax rate
Federal statutory tax rate from the Tax Cuts and Jobs Act (as a percent)			35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (as a percent)			1.90%	2.00%	2.30%
Domestic manufacturing deduction (as a percent)			(3.60%)	(3.60%)	(2.90%)
Tax Cuts and Jobs Act			(97.40%)
Other (as a percent)			(0.10%)	(0.70%)	(0.20%)
Effective income tax rate			(64.20%)	32.70%	34.20%
Provisional net tax benefit	$ 144.4
Tax benefit from re-measuring federal deferred tax liabilities	144.7
Transition tax expense	$ 0.3
Absent the Tax Act, effective income tax rate			33.20%
Forecast
Difference of effective tax rate from the statutory federal income tax rate
Federal statutory tax rate from the Tax Cuts and Jobs Act (as a percent)		21.00%